Introduction, basis of presentation of the consolidated financial statements and other information (Details 2) R$ in Millions	Dec. 31, 2017 BRL (R$)
Provision For Loan Losses [Abstract]
Allowance for loan losses - Balance 12/31/2017	R$ 18,261,638
Allowance for guarantees - Balance 12/31/2017	312,373
IAS 39 Balance at 12/31/2017	18,574,011
Initial adoption effect of IFRS 9 (Note 1.2i)	2,823,564
IFRS 9 Balance at 01/01/2018	R$ 21,397,575